Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Summary of the Plan’s Investments Measured at Fair Value
The following tables present a summary of the Plan’s investments measured at fair value as of December 31, 2025 and 2024:

	Investments at fair value as of December 31, 2025
	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total carrying value in statement of net assets available or benefits
LiveRamp Holdings, Inc. common stock (i)	$17,231,876	$—	$—	$17,231,876
Common collective trusts (ii)	—	324,904,926	—	324,904,926
Mutual funds (iii)	258,771,289	—	—	258,771,289
Participant-directed brokerage accounts	5,918,424	209,821	—	6,128,245
Total investment assets at fair value	$281,921,589	$325,114,747	$—	$607,036,336

	Investments at fair value as of December 31, 2024
	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total carrying value in statement of net assets available for benefits
LiveRamp Holdings, Inc. common stock (i)	$19,929,295	$—	$—	$19,929,295
Common collective trusts (ii)	—	292,051,333	—	292,051,333
Mutual funds (iii)	238,908,653	—	—	238,908,653
Participant-directed brokerage accounts (iv)	4,917,298	—	—	4,917,298
Total investment assets at fair value	$263,755,246	$292,051,333	$—	$555,806,579
(i)Common stock: Valued at the closing price reported in the active market in which the individual securities are traded.
(ii)Common collective trusts (“CCT”): Valued daily at the net asset value (“NAV”) of the underlying CCT. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
(iii)Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the SEC. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
(iv)Participant-directed brokerage accounts: Contains common stock, mutual funds, real estate investment trusts, and certificates of deposit. Real estate investment trusts are valued the same as common stock. Certificates of deposit are valued at the present value of expected future cash flows.